Other Comprehensive Income (Loss) - Summary of Related Tax Effects Allocated to Each Component of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Before Tax Amount
Net current period change	$ (15,837)	$ 10,938
Before Tax Amount	683	(10,291)
Total other comprehensive income (loss)	(15,154)	647
Tax Expense
Tax Expense	2,193	(1,905)
Tax Expense	(98)	2,524
Total other comprehensive income (loss)	2,095	619
After Tax Amount
After Tax Amount	(13,644)	9,033
After Tax Amount	585	(7,767)
Other comprehensive income (loss)	(13,059)	1,266	$ 10,888
Cumulative translation adjustment
Before Tax Amount
Net current period change	(7,435)	1,584
Tax Expense
Tax Expense	0	0
After Tax Amount
After Tax Amount	(7,435)	1,584
After Tax Amount	0	0
Pension and other post-retirement benefit plans
Before Tax Amount
Net current period change	(108)	(438)
Before Tax Amount	384	(206)
Tax Expense
Tax Expense	161	260
Tax Expense	0	0
After Tax Amount
After Tax Amount	53	(178)
After Tax Amount	384	(206)
Derivative Instruments
Before Tax Amount
Net current period change	(8,294)	9,792
Before Tax Amount	299	(10,085)
Tax Expense
Tax Expense	2,032	(2,165)
Tax Expense	(98)	2,524
After Tax Amount
After Tax Amount	(6,262)	7,627
After Tax Amount	$ 201	$ (7,561)